Shareholder Report, Holdings (Details) - C000014260	Apr. 30, 2026
Not Rated
Holdings [Line Items]
Percent of Total Investments	7.50%
CCC or Lower
Holdings [Line Items]
Percent of Total Investments	9.30%
B
Holdings [Line Items]
Percent of Total Investments	36.50%
BB
Holdings [Line Items]
Percent of Total Investments	43.20%
BBB
Holdings [Line Items]
Percent of Total Investments	3.50%
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.60%
AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.40%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	2.00%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.00%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.90%
AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.80%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	81.30%